SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2017
Refined Gold
Revenue recognition
Percentage of receipt on sale	90.00%
Payment terms (in days)	2 days
Percentage of mineral value final payment	10.00%
Terms for final payment in days	7 days
Dore | Refined Gold
Revenue recognition
Mineral available within arrival of refinery, final processing outturn or after bill of lading (in percent)	90.00%
Process time to refine mineral (in days)	10 days
Dore | Refined Silver
Revenue recognition
Mineral available within arrival of refinery, final processing outturn or after bill of lading (in percent)	100.00%
Concentrate
Revenue recognition
Percentage of receipt on sale	90.00%
Payment terms (in days)	15 days
Percentage of mineral value final payment	10.00%
Concentrate | Refined Gold
Revenue recognition
Mineral available within arrival of refinery, final processing outturn or after bill of lading (in percent)	90.00%
Concentrate | Refined Gold | Minimum
Revenue recognition
Process time to refine mineral (in days)	15 days
Concentrate | Refined Gold | Maximum
Revenue recognition
Process time to refine mineral (in days)	20 days
Offtake obligation | Refined Gold
Revenue recognition
Amount of mineral required to sell (in percent)	100.00%
Mineral (in ounces)	7,067,000